                                                    STAGECOACH FUNDS-Registered
                                                                     Trademark-


                   Annual Report
                   Treasury Plus
                   MONEY MARKET
                           Fund


                               Class E


                               March 31, 1999

Treasury Plus Money Market Fund                                TABLE OF CONTENTS
------------------------------------------------------------------------

    LETTER TO SHAREHOLDERS...........................................1

    INVESTMENT ADVISOR COMMENTARY AND
    PERFORMANCE AT A GLANCE

        Treasury Plus Money Market Fund..............................3

    PORTFOLIOS OF INVESTMENTS

        Treasury Plus Money Market Fund..............................5

    STAGECOACH FUNDS

        Statement of Assets and Liabilities..........................8

        Statement of Operations......................................9

        Statements of Changes in Net Assets.........................10

        Financial Highlights........................................12

        Notes to Financial Statements...............................18

    INDEPENDENT AUDITORS' REPORT....................................25

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                           Treasury Plus Money Market Fund
------------------------------------------------------------------------

TO OUR SHAREHOLDERS

  Thank you for investing in the Stagecoach Funds.
  We're pleased to provide you with this annual report for the period ended March 31, 1999. The report provides information about your investment over the 12-month period, including economic and market trends, a performance summary, a portfolio review and a strategic outlook.
  The Stagecoach Funds experienced another year of significant growth, with net assets increasing from $25 billion to $29 billion during the 12-month period ended March 31, 1999. We believe our success can be partly attributed to the confidence and support of our shareholders generated by the continued positive performance of many of the Funds. Of course, we'll do our best to provide prudent management to maintain and earn that confidence.
  The 12-month period that ended March 31, 1999 was marked by significant volatility. Stocks marched steadily upward early in the period, but later surrendered some of those gains during a sell-off in the stock market last summer. Last summer and fall, global financial turmoil disrupted the U.S. financial markets, but the economy still benefited from overseas flight to capital and aggressive monetary easing by the Federal Reserve Board that drove interest rates down to historic lows. By the end of the year, the stock market had set new highs as broad stock indexes were propelled higher by a series of upbeat earnings reports, and the economy's two-tiered performance produced solid economic growth. Overall, bond yields are significantly lower than they were a year ago, and fundamentals still point toward healthy growth during the balance of 1999. The combination of subdued inflation, moderating economic growth and strong foreign demand should set the stage for lower interest rates.
  During the 12-month period ended March 31, 1999, stocks, as measured by the S&P 500 Index,(1) returned 18.49%. The U.S. Government bond market increased

Treasury Plus Money Market Fund                           LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

7.01% as measured by the Lehman Brothers Long Government Bond Index(2) during the period. Most shorter-dated money market yields dropped late in the period, while yields on longer-dated papers rose.
  According to the Investment Company Institute, an estimated 44 million U.S. households, or 77.3 million individual investors, owned mutual funds in 1998. Many of these investors have benefited from unprecedented growth in the market. While the latest signs of economic strength are positive, investors should manage their expectations. The challenges of investing in today's markets make mutual funds one of the most popular investment vehicles. We recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments to meet your ongoing needs.
  Over the years, the Stagecoach Funds have built a reputation for innovation, leadership and commitment to investors. We understand you have a variety of investment options and we appreciate your confidence in selecting us to help you meet your financial goals. Thank you again for your continued investment with the Stagecoach Funds.

Sincerely,

/s/ Michael J. Hogan
Michael J. Hogan
Senior Vice President
Wells Fargo Bank,
Mutual Fund Group

/s/ R. Greg Feltus
R. Greg Feltus
Chairman and President of
Stagecoach Funds

1 The "S&P 500 Index" is a trademark of the Standard and Poor's Corporation. The
  S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets.

2 The Lehman Brothers Long Government Bond Index is an unmanaged index composed of U.S. Treasury bonds with 20-year or longer maturities.

INVESTMENT ADVISOR COMMENTARY                    Treasury Plus Money Market Fund
------------------------------------------------------------------------

TREASURY PLUS MONEY MARKET FUND - CLASS E
  The Stagecoach Treasury Plus Money Market Fund seeks to provide investors with current income and stability of principal. The name of the Fund changed from Stagecoach Treasury Money Market Mutual Fund on August 1, 1998.
  The Fund is managed by Michael Neitzke of Wells Capital Management Incorporated. Mr. Neitzke joined Wells Fargo Bank in 1996 from First Interstate Capital Management. He has more than a decade of experience in managing taxable money market mutual funds at First Interstate Bank and Union Capital Advisors. He holds a B.A. in Finance from California State University, Los Angeles.

PERFORMANCE SUMMARY
  For the 12-month period ending March 31, 1999, the Stagecoach Treasury Plus Money Market Fund's cumulative total return was 4.62%. The seven-day current yield for the Fund as of March 31, 1999, was 4.24%.
  Keep in mind that past performance is no guarantee of future results.

PORTFOLIO REVIEW
  Throughout the period, there were several events that affected the financial markets. Perhaps the most significant was the series of interest rate cuts by the Federal Reserve Board (the Fed) late in 1998. These cuts were a result of serious credit/liquidity problems overseas and problems with several large U.S. hedge funds. It was clear the Fed was committed to maintaining liquidity in the markets by lowering interest rates. By adding later-dated securities to our portfolios, we were able to maintain competitive yields in the low interest rate environment.
  The Fund always maintains a core position in repurchase agreements and other short-dated securities when they are trading at the upper end of their expected range.

Treasury Plus Money Market Fund                    INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

STRATEGIC OUTLOOK
  With international and domestic markets relatively stable and inflation under control, interest rates are expected to remain in a fairly narrow trading range. However, as proven in late 1998, the Fed stands ready to provide necessary liquidity by further lowering interest rates if global markets continue to experience credit/ liquidity problems.
  The Fund is well positioned given current international economic conditions and low interest rates. We believe interest rates may remain unchanged at least until year-end, and we will maintain the Fund's longer than average maturity structure. We believe it's prudent to focus more on credit quality, stability, capital preservation and liquidity, rather than purely on yield.

Figures quoted represent past performance, which is no guarantee of future results. The Fund is neither insured nor guaranteed by the U.S. Government.

The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions, the Fund's returns would have been lower. There is no guarantee such reductions will continue.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999        Treasury Plus Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES - 57.61%
             U.S. TREASURY BILLS - 29.84%
$50,000,000  U.S. Treasury Bills                                  4.39 %#       05/27/99   $   49,655,055
 75,000,000  U.S. Treasury Bills                                  4.40 #        06/10/99       74,354,688
250,000,000  U.S. Treasury Bills                                  4.54 #        04/22/99      249,307,583
275,000,000  U.S. Treasury Bills                                  4.58 #        04/19/99      274,337,563
                                                                                           --------------
                                                                                           $  647,654,889

             U.S. TREASURY NOTES - 27.77%
$20,000,000  U.S. Treasury Notes                                  5.38 %        01/31/00   $   20,074,989
 50,000,000  U.S. Treasury Notes                                  5.50          02/29/00       50,292,250
 50,000,000  U.S. Treasury Notes                                  5.63          11/30/99       50,328,335
 30,000,000  U.S. Treasury Notes                                  5.88          08/31/99       30,085,890
 60,000,000  U.S. Treasury Notes                                  6.00          06/30/99       60,237,737
 69,300,000  U.S. Treasury Notes                                  6.38          04/30/99       69,343,387
 60,000,000  U.S. Treasury Notes                                  6.38          07/15/99       60,161,614
 84,635,000  U.S. Treasury Notes                                  6.50          04/30/99       84,698,665
 50,000,000  U.S. Treasury Notes                                  6.75          06/30/99       50,252,783
 25,000,000  U.S. Treasury Notes                                  7.00          04/15/99       25,014,003
 50,000,000  U.S. Treasury Notes                                  7.13          02/29/00       50,986,190
 50,000,000  U.S. Treasury Notes                                  7.75          01/31/00       51,194,716
                                                                                           --------------
                                                                                           $  602,670,559
             TOTAL U.S. TREASURY SECURITIES                                                $1,250,325,448
             (Cost $1,250,325,448)

Treasury Plus Money Market Fund        PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 42.32%

$138,620,00  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         4.90          04/01/99   $  138,620,000
208,190,000  HSBC Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              4.90          04/01/99      208,190,000
290,697,000  JP Morgan Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              4.88          04/01/99      290,697,000
280,947,573  Morgan Stanley & Company Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         4.90          04/01/99      280,947,573
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  918,454,573
             (Cost $918,454,573)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $2,168,780,021)*                                   99.93%               $2,168,780,021
                (Notes 1 and 3)
              Other Assets and Liabilities, Net                         0.07                     1,554,944
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $2,170,334,965
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  #  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES

The accompanying notes are an integral part of these financial statements.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                           STATEMENT OF ASSETS AND LIABILITIES -
Treasury Plus Money Market Fund                                   MARCH 31, 1999
------------------------------------------------------------------------

                                              TREASURY PLUS
                                               MONEY MARKET
                                                       FUND
ASSETS
INVESTMENTS:
  In securities, at market value and
    cost
    (includes repurchase agreements of
    $918,454,573)                            $2,168,780,021
  Cash                                               12,037
RECEIVABLES:
  Interest                                       10,119,139
Organization expenses, net of
  amortization                                       37,822
Prepaid expenses                                     11,420
TOTAL ASSETS                                  2,178,960,439

LIABILITIES
Payables:
  Distribution to shareholders                    7,316,571
  Due to distributor (Note 2)                       225,453
  Due to adviser (Note 2)                           753,702
  Other                                             329,748
TOTAL LIABILITIES                                 8,625,474
TOTAL NET ASSETS                             $2,170,334,965
NET ASSETS CONSIST OF:
  Paid-in capital                            $2,170,334,963
TOTAL NET ASSETS                             $2,170,334,965

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets - Class A                         $  543,902,576
Shares outstanding - Class A                    543,944,617
Net asset value and offering price per
  share - Class A                            $         1.00
Net assets - Administrative Class            $  100,108,945
Shares outstanding - Administrative
  Class                                         100,094,495
Net asset value and offering price per
  share - Administrative Class               $         1.00
Net assets - Class E                         $  584,451,000
Shares outstanding - Class E                    584,444,940
Net asset value and offering price per
  share - Class E                            $         1.00
Net assets - Institutional Class             $  493,986,652
Shares outstanding - Institutional Class        494,123,741
Net asset value and offering price per
  share - Institutional Class                $         1.00
Net assets - Service Class                   $  447,885,792
Shares outstanding - Service Class              447,903,025
Net asset value and offering price per
  share - Service Class                      $         1.00
-----------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS - FOR THE YEAR ENDED
MARCH 31, 1999                                   Treasury Plus Money Market Fund
------------------------------------------------------------------------

                                                 TREASURY
                                                     PLUS
                                             MONEY MARKET
                                                     FUND

INVESTMENT INCOME
  Interest                                   $113,540,868
TOTAL INVESTMENT INCOME                       113,540,868
EXPENSES (NOTE 2)
  Advisory fees                                 5,484,252
  Administration fees                           1,535,588
  Custody fees                                    366,353
  Shareholder servicing fees                    4,437,186
  Portfolio accounting fees                       500,237
  Transfer agency fees                          1,692,060
  Distribution fees                                12,962
  Organization costs                               25,216
  Legal and audit fees                            206,661
  Registration fees                               256,359
  Directors' fees                                   2,746
  Shareholder reports                             130,621
  Other                                           109,350
Total Expenses                                 14,759,591
Less:
  Waived fees and reimbursed expenses          (3,680,209)
NET EXPENSES                                   11,079,382
NET INVESTMENT INCOME                         102,461,486
Net realized gain (loss) on sale of
  investments                                      94,206
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                            $102,555,692
---------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Treasury Plus Money Market Fund              STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                                   TREASURY PLUS MONEY MARKET FUND
                                             -------------------------------------
                                                                           FOR THE
                                                      FOR THE           YEAR ENDED
                                                   YEAR ENDED            MARCH 31,
                                               MARCH 31, 1999             1998 (1)

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                        $    102,461,486     $     92,254,980
Net realized gain (loss) on sale of
  investments                                          94,206              104,070
NET INCREASE IN NET ASSETS   RESULTING
  FROM OPERATIONS                                 102,555,692           92,359,050
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                       (21,822,781)          (7,909,738)
    ADMINISTRATIVE CLASS                           (6,110,905)          (2,844,289)(2)
    CLASS E                                       (28,595,708)         (35,555,799)
    INSTITUTIONAL CLASS                           (24,663,853)         (25,427,944)
    SERVICE CLASS                                 (21,268,239)         (20,517,210)
  From net realized gain on sale of
    investments
    CLASS A                                           (28,818)              (1,806)
    ADMINISTRATIVE CLASS                               (6,270)                   0(2)
    CLASS E                                           (34,041)             (30,443)
    INSTITUTIONAL CLASS                               (29,922)             (24,671)
    SERVICE CLASS                                     (27,945)             (15,375)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold -- Class A          1,880,148,228        1,005,876,144
  Reinvestment of dividends -- Class A              4,574,374            1,522,843
  Cost of shares redeemed -- Class A           (1,722,403,471)        (692,285,990)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS -- CLASS A                         162,319,131          315,112,997
  Proceeds from shares sold --
    Administrative Class                          211,237,826          267,085,382(2)
  Reinvestment of dividends --
    Administrative Class                            6,183,801            2,351,192(2)
  Cost of shares redeemed --
    Administrative Class                         (294,254,788)         (92,509,640)(2)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS --
  ADMINISTRATIVE CLASS                            (76,833,161)         176,926,934(2)
  Proceeds from shares sold -- Class E          1,690,444,889        1,732,685,997
  Reinvestment of dividends -- Class E                      0                    0
  Cost of shares redeemed -- Class E           (1,821,543,593)      (1,837,801,845)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS -- CLASS E                        (131,098,704)        (105,115,848)
  Proceeds from shares sold --
    Institutional Class                         5,020,036,817        1,810,109,209
  Reinvestment of dividends --
    Institutional Class                             5,523,692            3,525,822
  Cost of shares redeemed --
    Institutional Class                        (5,033,058,755)      (1,761,790,304)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS -- INSTITUTIONAL CLASS              (7,498,246)          51,844,727
  Proceeds from shares sold -- Service
    Class                                       3,847,684,188        2,944,938,309
  Reinvestment of dividends -- Service
    Class                                           5,368,260            1,738,759
  Cost of shares redeemed -- Service
    Class                                      (3,772,268,891)      (3,062,973,983)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS -- SERVICE CLASS                    80,783,557         (116,296,915)
INCREASE (DECREASE) IN NET ASSETS                  27,639,787          322,503,670

NET ASSETS:
    Beginning net assets                        2,142,695,178        1,820,191,508
ENDING NET ASSETS                            $  2,170,334,965     $  2,142,695,178

----------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $354,329,074 FOR THE CLASS A SHARES AND $206,192,634 FOR THE ADMINISTRATIVE CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS U.S. TREASURY MONEY MARKET FUND.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

The accompanying notes are an integral part of these financial statements.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

Treasury Plus Money Market Fund                             FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                            TREASURY PLUS MONEY
                                                                                MARKET FUND (1)
                                                                                        CLASS A
                                                                         ----------------------
                                                                         YEAR ENDED  YEAR ENDED
                                                                          MARCH 31,   MARCH 31,
                                                                               1999        1998
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $1.00       $1.00
                                                                         ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                 0.05        0.05
  Net realized gain (loss) on investments                                      0.00        0.00
                                                                         ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                               0.05        0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                                        (0.05)      (0.05)
  Distributions from net realized gain                                         0.00        0.00
                                                                         ----------  ----------
TOTAL FROM DISTRIBUTIONS                                                      (0.05)      (0.05)
                                                                         ----------  ----------
NET ASSET VALUE, END OF PERIOD                                                $1.00       $1.00
                                                                         ----------  ----------
                                                                         ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                                 4.62%       5.06%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                         $543,903    $381,594
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                     0.65%       0.62%
  Ratio of net investment income to average net assets                        4.50%       4.93%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                         0.79%       0.85%
Ratio of net investment income to average net assets prior to waived
  fees and reimbursed expenses                                                4.36%       4.70%
-----------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

FINANCIAL HIGHLIGHTS                             Treasury Plus Money Market Fund
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                 TREASURY PLUS MONEY MARKET FUND (1) (CONT.)
                                     CLASS A (CONT.)    ADMINISTRATIVE CLASS
                              ----------------------  ----------------------
                              SIX MONTHS                              PERIOD
                                   ENDED  YEAR ENDED  YEAR ENDED       ENDED
                               MARCH 31,   SEPT. 30,   MARCH 31,   MARCH 31,
                                1997 (2)    1996 (3)        1999    1998 (4)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.02        0.05        0.05        0.02
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02        0.05        0.05        0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)      (0.05)      (0.05)      (0.02)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.02)      (0.05)      (0.05)      (0.02)
                              ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      2.42%       4.95%       4.85%       1.52%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $66,486     $53,706    $100,109    $176,942
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.55%       0.55%       0.43%       0.40%
  Ratio of net investment
    income to average net
    assets                         4.81%       4.96%       4.80%       5.17%
----------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.75%       0.67%       0.63%       0.56%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         4.61%       4.84%       4.60%       5.01%
----------------------------------------------------------------------------

(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

Treasury Plus Money Market Fund                             FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                             TREASURY PLUS MONEY MARKET FUND(1)
                                                                                        (CONT.)
                                                                                        CLASS E
                                                             ----------------------------------
                                                                                         PERIOD
                                                             YEAR ENDED  YEAR ENDED       ENDED
                                                              MARCH 31,   MARCH 31,   MARCH 31,
                                                                   1999        1998    1997 (2)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.05        0.05        0.00
  Net realized gain (loss) on investments                          0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   0.05        0.05        0.00
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.05)      (0.05)       0.00
  Distributions from net realized gain                             0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.05)      (0.05)       0.00
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                    $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                     4.62%       4.99%       0.11%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                             $584,451    $715,554    $820,657
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         0.65%       0.65%       0.65%
  Ratio of net investment income to average net assets            4.54%       4.87%       4.86%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    0.78%       0.84%       0.88%
Ratio of net investment income to average net assets prior
  to waived fees and reimbursed expenses                          4.41%       4.68%       4.63%
-----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.

FINANCIAL HIGHLIGHTS                             Treasury Plus Money Market Fund
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                             TREASURY PLUS MONEY MARKET FUND (1) (CONT.)
                                                                     INSTITUTIONAL CLASS
                              ----------------------------------------------------------
                                                      SIX MONTHS                  PERIOD
                              YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED
                               MARCH 31,   MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,
                                    1999        1998    1997 (3)        1996    1995 (4)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.05        0.05        0.03        0.05        0.01
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.05        0.05        0.03        0.05        0.01
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.05)      (0.05)      (0.03)      (0.05)      (0.01)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.05)      (0.05)      (0.03)      (0.05)      (0.01)
                              ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      5.04%       5.41%       2.58%       5.26%     5.51%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $493,987    $501,494    $449,647    $540,689     $36,443
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.25%       0.25%       0.25%       0.25%       0.26%
  Ratio of net investment
    income to average net
    assets                         4.92%       5.28%       5.11%       5.21%       5.42%
----------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.41%       0.40%       0.39%       0.59%       0.69%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         4.76%       5.13%       4.97%       4.87%       4.99%
----------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.

Treasury Plus Money Market Fund                             FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                            TREASURY PLUS MONEY
                                                                                MARKET FUND (1)
                                                                                        (CONT.)
                                                                                  SERVICE CLASS
                                                                         ----------------------
                                                                         YEAR ENDED  YEAR ENDED
                                                                          MARCH 31,   MARCH 31,
                                                                               1999        1998
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $1.00       $1.00
                                                                         ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                 0.05        0.05
  Net realized gain (loss) on investments                                      0.00        0.00
                                                                         ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                               0.05        0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                                        (0.05)      (0.05)
  Distributions from net realized gain                                         0.00        0.00
                                                                         ----------  ----------
TOTAL FROM DISTRIBUTIONS                                                      (0.05)      (0.05)
                                                                         ----------  ----------
NET ASSET VALUE, END OF PERIOD                                                $1.00       $1.00
                                                                         ----------  ----------
                                                                         ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                                 4.83%       5.20%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                         $447,886    $367,111
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                     0.45%       0.45%
  Ratio of net investment income to average net assets                        4.70%       5.07%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                         0.70%       0.65%
Ratio of net investment income to average net assets prior to waived
  fees and reimbursed expenses                                                4.45%       4.87%
-----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.

FINANCIAL HIGHLIGHTS                             Treasury Plus Money Market Fund
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                 TREASURY PLUS MONEY MARKET FUND (1) (CONT.)
                                                       SERVICE CLASS (CONT.)
                              ----------------------------------------------
                              SIX MONTHS                          SIX MONTHS
                                   ENDED  YEAR ENDED  YEAR ENDED       ENDED
                               MARCH 31,   SEPT. 30,   SEPT. 30,   SEPT. 30,
                                1997 (2)        1996        1995    1994 (3)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.02        0.05        0.05        0.02
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02        0.05        0.05        0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)      (0.05)      (0.05)      (0.02)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.02)      (0.05)      (0.05)      (0.02)
                              ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      2.47%       5.03%       5.42%     3.75%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $483,401  $1,340,325  $1,001,707    $690,630
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.45%       0.45%       0.42%       0.43%
  Ratio of net investment
    income to average net
    assets                         4.91%       4.98%       5.32%       3.72%
----------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.61%       0.60%       0.66%       0.90%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         4.75%       4.83%       5.08%       3.25%
----------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.

Treasury Plus Money Market Fund                    NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
  Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and is currently comprised of thirty-one separate series. These financial statements represent the Treasury Plus Money Market Fund (the "Fund"), a diversified series of the Company.
  Prior to August 1, 1998 the Treasury Plus Money Market Fund was known as the "Treasury Money Market Mutual Fund".
  Effective at the close of business on December 12, 1997, the Funds of Overland Express Funds, Inc. were consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund. Effective on September 6, 1996 the Pacifica Funds Trust was consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund.
  The Fund offers Class A, Administrative Class, Class E, Institutional Class, and Service Class shares. The separate classes of shares differ principally in the distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain and loss allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.
  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at

NOTES TO FINANCIAL STATEMENTS                    Treasury Plus Money Market Fund
------------------------------------------------------------------------

the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
  The Fund invests only in securities with remaining maturities not exceeding 397 days (thirteen months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
  The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
  Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered.

REPURCHASE AGREEMENTS
  Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Portfolio of Investments. The Fund may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held in the Fund are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed at least annually.

Treasury Plus Money Market Fund                    NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

FEDERAL INCOME TAXES
  The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 1999.
  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

DEFERRED ORGANIZATION COSTS
  Certain costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date the Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
  The Company has entered into an advisory contract on behalf of the Fund with WFB. Pursuant to the contract, WFB has agreed to provide the Fund with daily portfolio management. Under the contract, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.25% of the Fund's average daily net assets. On August 1, 1998, Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, began acting as investment sub-advisor to the Fund. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Fund, a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets up to $960 million and 0.04% of the Fund's

NOTES TO FINANCIAL STATEMENTS                    Treasury Plus Money Market Fund
------------------------------------------------------------------------

average daily net assets in excess of $960 million. WCM's minimum annual fee is $120,000 for the Fund. This minimum annual fee does not increase the advisory fees paid by the Funds to WFB.
  The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Fund. Pursuant to the contract, WFB is entitled to certain transaction , charges plus a monthly fee for custody services at an annual rate of 0.0167% of the average daily net assets of the Fund. For portfolio accounting services, WFB is entitled to a monthly base fee of $2,000 plus an annual fee of 0.07% of the first $50 million of the Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the Fund's average daily net assets in excess of $100 million.
  The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB provides transfer agency services for the Fund. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.10% of the average daily net assets of the Class A, Class E and Service Class shares of the Fund, and 0.02% of the average daily net assets of the Administrative Class and Institutional Class shares of the Fund.
  Transfer agency fees paid on behalf of the Fund for the year ended March 31, 1999 were as follows:

           ADMINISTRATIVE            INSTITUTIONAL   SERVICE
  CLASS A  CLASS            CLASS E  CLASS             CLASS
------------------------------------------------------------
$ 482,998  $      25,533  $ 629,732  $    100,032  $ 453,765

  The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB has agreed to provide shareholder services for the Fund. Pursuant to the contract, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Class A and Class E shares of the Fund, 0.15% of the average daily net assets of the Administrative Class shares and 0.20% of the average daily net assets of the Service Class shares of the Fund.
  Shareholder servicing fees paid on behalf of the Fund for the year ended March 31, 1999 were as follows:

            ADMINISTRATIVE               SERVICE
   CLASS A  CLASS             CLASS E      CLASS
------------------------------------------------
$1,448,993  $     191,467  $1,889,196  $ 907,530

  Prior to March 25, 1999, the Company had entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provided each Fund with administration services. Under the prior arrangement, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets.

Treasury Plus Money Market Fund                    NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

  On March 25, 1999, the Company entered into an Administration Agreement with WFB on behalf of the Funds. Under the Administration Agreement, WFB will act as the sole Administrator of the Funds and is entitled to receive monthly fees at an annual rate of 0.15% of the average daily net assets of the Funds.
  The Company has adopted separate Distribution Plans for Class A and Class E shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for the Class A shares of the Fund provides that the Fund may pay to Stephens, shares as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.05% of the average daily net assets attributable to the Class A shares.
  Under the Plan for Class E shares of the Fund, the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.10% of the average daily net assets attributable to its Class E shares.
  The Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.
  For the year ended March 31, 1999, the Fund paid distribution fees of $12,962 for Class A shares.
  Registration fees paid on behalf of the Fund for the year ended March 31, 1999 were as follows:

           ADMINISTRATIVE            INSTITUTIONAL   SERVICE
  CLASS A  CLASS            CLASS E  CLASS             CLASS
------------------------------------------------------------
$  42,337  $     102,067  $  10,357  $     21,735  $  79,863

WAIVED FEES AND REIMBURSED EXPENSES
  The amount shown as waived fees and reimbursed expenses on the Statement of Operations for the year ended March 31, 1999 was waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB.
  Certain officers and one director of the Company are also officers of Stephens. As of March 31, 1999, Stephens owned 144,780 shares of the Fund.

3. CAPITAL SHARE TRANSACTIONS
  As of March 31, 1999, there were over 242 billion shares of $0.001 par value capital stock authorized by the Company. As of March 31, 1999, the Fund was authorized to issue 10 billion shares of $0.001 par value capital stock for each class of shares.

NOTES TO FINANCIAL STATEMENTS                    Treasury Plus Money Market Fund
------------------------------------------------------------------------

  Capital share transactions for the Fund were as follows:

                                                            TREASURY PLUS MONEY MARKET FUND
                                                    ---------------------------------------
                                                               FOR THE              FOR THE
                                                            YEAR ENDED           YEAR ENDED
                                                        MARCH 31, 1999   MARCH 31, 1998 (2)
-------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                 1,880,148,228        1,005,879,507
  Shares issued in reinvestment of dividends --
    Class A                                                  4,574,374            1,522,843
  Shares redeemed -- Class A                            (1,722,403,471)        (692,284,609)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                                  162,319,131          315,117,741
  Shares sold -- Administrative Class(1)                   211,237,826          267,085,382
  Shares issued in reinvestment of dividends --
    Administrative Class(1)                                  6,183,801            2,351,192
  Shares redeemed -- Administrative Class(1)              (294,254,788)         (92,508,918)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  ADMINISTRATIVE CLASS(1)                                  (76,833,161)         176,927,656
  Shares sold -- Class E                                 1,690,444,889        1,732,685,998
  Shares issued in reinvestment of dividends --
    Class E                                                          0                    0
  Shares redeemed -- Class E                            (1,821,543,593)      (1,837,799,382)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS E                                                 (131,098,704)        (105,113,384)
  Shares sold -- Institutional Class                     5,020,036,817        1,810,109,209
  Shares issued in reinvestment of dividends --
    Institutional Class                                      5,523,692            3,525,822
  Shares redeemed -- Institutional Class                (5,033,058,755)      (1,761,788,362)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  INSTITUTIONAL CLASS                                       (7,498,246)          51,846,669
  Shares sold -- Service Class                           3,847,684,188        2,944,938,308
  Shares issued in reinvestment of dividends --
    Service Class                                            5,368,260            1,738,759
  Shares redeemed -- Service Class                      (3,772,268,891)      (3,062,972,733)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  SERVICE CLASS                                             80,783,557         (116,295,666)

(1) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(2) "SHARES SOLD" INCLUDES 354,332,437 FOR CLASS A SHARES AND 206,192,634 FOR ADMINISTRATIVE CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND U.S. TREASURY MONEY MARKET FUND.

Treasury Plus Money Market Fund                    NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

4. SUBSEQUENT EVENTS
  On March 25, 1999, the Board of Directors of the Company approved the reorganization of the Funds into new portfolios of Wells Fargo Funds Trust. The reorganization is part of a larger plan to consolidate the Stagecoach Family of Funds with the Norwest Advantage Family of Funds following last November's merger of Wells Fargo & Company and Norwest Corporation. The Company will present the reorganization to Fund shareholders for their approval at a special shareholders' meeting that is planned for August 1999.

INDEPENDENT AUDITORS' REPORT                     Treasury Plus Money Market Fund
------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
Stagecoach Funds, Inc.:

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Treasury Plus Money Market Fund (one of the funds comprising Stagecoach Funds, Inc.) as of March 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. All years or periods indicated in the accompanying financial highlights ending prior to October 1, 1995 were audited by other auditors whose report dated November 15, 1995 expressed an unqualified opinion on this information.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards required that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Plus Money Market Fund of Stagecoach Funds, Inc. as of March 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles.

   [KPMG LLP SIGNATURE]

San Francisco, California
May 7, 1999

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                                           LIST OF ABBREVIATIONS
------------------------------------------------------------------------

  The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FRN               --   Floating Rate Notes
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
LP                --   Limited Partnership
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MTN               --   Medium Term Note
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

Wells Fargo Bank, N.A. provides investment advisory services, shareholder services and/or certain other services for the Stagecoach Funds. Wells Capital Management Incorporated ("WCM") provides investment sub-advisory services for certain Stagecoach Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and WCM are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.



STAGECOACH FUNDS-Registered
                 Trademark-
P.O. Box 7066
San Francisco, CA 94120-7066

DATED MATERIAL
PLEASE EXPEDITE


                                                               SC MME AR (5/99)